Provisions - Schedule of Assumptions Used to Determine the Decommissioning Provisions (Details)	Dec. 31, 2025
Marmato Mine
Disclosure of other provisions [line items]
Inflation rate	2.80%
Pre-tax risk-free rate	12.90%
Segovia Operations
Disclosure of other provisions [line items]
Inflation rate	3.15%
Pre-tax risk-free rate	12.91%
Soto Norte
Disclosure of other provisions [line items]
Inflation rate	3.11%
Pre-tax risk-free rate	12.27%